Consolidated Comprehensive Income Statement (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Change in accumulated other comprehensive income (loss)	$ 1,658	$ 623	$ (812)